FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Impairment loss recognised in profit or loss, property, plant and equipment including right-of-use assets	$ 4.4
Recoverable amount of asset or cash-generating unit	$ 5.4